SUPPLEMENT DATED JULY 1, 2010 TO

THE HARTFORD GROWTH FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds II, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Growth Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to: (i) reduce its contractual management fee; and (ii) lower the contractual expense limitations for the Fund’s Class R3, Class R4, Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Prospectus and Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	L	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	4.75%	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None (under $1 million invested)	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	L	I	R3	R4	R5	Y
Management fees	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	—	0.50%	0.25%	—	—
Other expenses	0.44%	0.74%	0.34%	0.08%	0.19%	0.48%	0.23%	0.21%	0.09%
Total annual fund operating expenses	1.43%	2.48%	2.08%	1.07%	0.93%	1.72%	1.22%	0.95%	0.83%
Less: Contractual expense reimbursement(1)	0.13%	0.43%	0.03%	0.01%	—	0.22%	0.02%	0.05%	—
Net operating expenses(1)	1.30%	2.05%	2.05%	1.06%	0.93%	1.50%	1.20%	0.90%	0.83%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.30% (Class A), 2.05% (Class B), 2.05% (Class C), 1.05% (Class I), 1.42% (Class L), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5) and 0.85% (Class Y). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes except for Class L. Each contractual arrangement will remain in effect until February 29, 2012 (or February 28, 2011 for Class L shares), and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$675	$965	$1,277	$2,158
B	$708	$1,032	$1,482	$2,524
C	$308	$649	$1,116	$2,408
L	$578	$798	$1,036	$1,718
I	$95	$296	$515	$1,143
R3	$153	$520	$913	$2,012
R4	$122	$385	$668	$1,476
R5	$92	$298	$521	$1,162
Y	$85	$265	$460	$1,025

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$675	$965	$1,277	$2,158
B	$208	$732	$1,282	$2,524
C	$208	$649	$1,116	$2,408
L	$578	$798	$1,036	$1,718
I	$95	$296	$515	$1,143
R3	$153	$520	$913	$2,012
R4	$122	$385	$668	$1,476
R5	$92	$298	$521	$1,162
Y	$85	$265	$460	$1,025

2.             As of July 1, 2010, under the heading “MANAGEMENT FEE” of the Prospectus, the management fees for the Fund are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.800% of the first $250 million, 0.700% of the next $4.75 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

HV-7045	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD GROWTH OPPORTUNITIES FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds II, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Growth Opportunities Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to: (i) reduce its contractual management fee; and (ii) lower the contractual expense limitations for the Fund’s Class R3, Class R4, Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Prospectus and Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	L	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	4.75%	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None (under $1 million invested)	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	L	I	R3	R4	R5	Y
Management fees	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	—	0.50%	0.25%	—	—
Other expenses	0.50%	0.64%	0.32%	0.08%	0.27%	0.33%	0.24%	0.20%	0.08%
Total annual fund operating expenses	1.46%	2.35%	2.03%	1.04%	0.98%	1.54%	1.20%	0.91%	0.79%
Less: Contractual expense reimbursement(1)	0.12%	0.27%	—	0.01%	—	0.09%	0.05%	0.06%	—
Net operating expenses(1)	1.34%	2.08%	2.03%	1.03%	0.98%	1.45%	1.15%	0.85%	0.79%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.36% (Class A), 2.11% (Class B), 2.11% (Class C), 1.11% (Class I), 1.45% (Class L), 1.45% (Class R3), 1.15% (Class R4), 0.85% (Class R5) and 0.85% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes, except for Class L. Each contractual arrangement will remain in effect until February 29, 2012 (or February 28, 2011 for Class L shares), and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$679	$975	$1,293	$2,191
B	$711	$1,008	$1,431	$2,443
C	$306	$637	$1,093	$2,358
L	$575	$789	$1,021	$1,685
I	$100	$312	$542	$1,201
R3	$148	$478	$831	$1,827
R4	$117	$376	$655	$1,450
R5	$87	$284	$498	$1,114
Y	$81	$252	$439	$978

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$679	$975	$1,293	$2,191
B	$211	$708	$1,231	$2,443
C	$206	$637	$1,093	$2,358
L	$575	$789	$1,021	$1,685
I	$100	$312	$542	$1,201
R3	$148	$478	$831	$1,827
R4	$117	$376	$655	$1,450
R5	$87	$284	$498	$1,114
Y	$81	$252	$439	$978

2.             As of July 1, 2010, under the heading “MANAGEMENT FEE” of the Prospectus, the management fees for the Fund are deleted and replaced with the following:

The management fee set forth in the Fund’s investment advisory agreement is 0.800% of the first $250 million, 0.700% of the next $4.75 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Prospectus for future reference.

HV-7046	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD SMALLCAP GROWTH FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds II, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford SmallCap Growth Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4, Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	L	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	4.75%	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None (under $1 million invested)	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	L	I	R3	R4	R5	Y
Management fees	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	—	0.50%	0.25%	—	—
Other expenses	0.77%	1.10%	0.73%	0.15%	0.50%	0.48%	0.30%	0.25%	0.15%
Total annual fund operating expenses	1.89%	2.97%	2.60%	1.27%	1.37%	1.85%	1.42%	1.12%	1.02%
Less: Contractual expense reimbursement(1)	0.49%	0.82%	0.45%	0.02%	0.22%	0.25%	0.12%	0.12%	0.07%
Net operating expenses(1)	1.40%	2.15%	2.15%	1.25%	1.15%	1.60%	1.30%	1.00%	0.95%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.40% (Class A), 2.15% (Class B), 2.15% (Class C), 1.15% (Class I), 1.25% (Class L), 1.60% (Class R3), 1.30% (Class R4), 1.00% (Class R5) and 0.95% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes except for Class L.  Each contractual arrangement will remain in effect until February 29, 2012 (or February 28, 2011 for Class L shares), and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$685	$1,066	$1,472	$2,602
B	$718	$1,141	$1,690	$2,976
C	$318	$766	$1,340	$2,901
L	$596	$857	$1,137	$1,934
I	$117	$412	$729	$1,627
R3	$163	$557	$977	$2,149
R4	$132	$438	$765	$1,692
R5	$102	$344	$605	$1,352
Y	$97	$318	$556	$1,241

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$685	$1,066	$1,472	$2,602
B	$218	$841	$1,490	$2,976
C	$218	$766	$1,340	$2,901
L	$596	$857	$1,137	$1,934
I	$117	$412	$729	$1,627
R3	$163	$557	$977	$2,149
R4	$132	$438	$765	$1,692
R5	$102	$344	$605	$1,352
Y	$97	$318	$556	$1,241

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7061	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO

THE HARTFORD VALUE OPPORTUNITIES FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010

At a meeting of the Board of Directors of The Hartford Mutual Funds II, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure of The Hartford Value Opportunities Fund.  Specifically, Hartford Investment Financial Services, LLC, the Fund’s investment manager, has agreed to lower the contractual expense limitations for the Fund’s Class R3, Class R4, Class R5 and Class Y shares.  Accordingly, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             As of July 1, 2010, under the heading “YOUR EXPENSES” of the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnote attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section of the Fund’s prospectus and the “Purchases and Redemptions of Shares” section of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	L	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	4.75%	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)	5.00%	1.00%	None (under $1 million invested)	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	L	I	R3	R4	R5	Y
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	—	0.50%	0.25%	—	—
Other expenses	0.61%	0.94%	0.59%	0.17%	0.37%	0.48%	0.31%	0.32%	0.16%
Total annual fund operating expenses	1.66%	2.74%	2.39%	1.22%	1.17%	1.78%	1.36%	1.12%	0.96%
Less: Contractual expense reimbursement(1)	0.31%	0.64%	0.29%	0.02%	0.07%	0.23%	0.11%	0.17%	0.06%
Net operating expenses(1)	1.35%	2.10%	2.10%	1.20%	1.10%	1.55%	1.25%	0.95%	0.90%

(1)                                  Hartford Investment Financial Services, LLC (“HIFSCO”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.35% (Class A), 2.10% (Class B), 2.10% (Class C), 1.10% (Class I), 1.40% (Class L), 1.55% (Class R3), 1.25% (Class R4), 0.95% (Class R5) and 0.90% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes except for Class L.  Each contractual arrangement will remain in effect until February 29, 2012 (or February 28, 2011 for Class L shares), and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the fund.

EXAMPLE. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$680	$1,016	$1,375	$2,383
B	$713	$1,090	$1,593	$2,762
C	$313	$718	$1,249	$2,704
L	$591	$842	$1,112	$1,880
I	$112	$365	$637	$1,414
R3	$158	$538	$943	$2,076
R4	$127	$420	$734	$1,626
R5	$97	$339	$600	$1,348
Y	$92	$300	$525	$1,173

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$680	$1,016	$1,375	$2,383
B	$213	$790	$1,393	$2,762
C	$213	$718	$1,249	$2,704
L	$591	$842	$1,112	$1,880
I	$112	$365	$637	$1,414
R3	$158	$538	$943	$2,076
R4	$127	$420	$734	$1,626
R5	$97	$339	$600	$1,348
Y	$92	$300	$525	$1,173

2.             The Prospectus is amended to reflect these changes.

This Supplement should be retained with your Prospectus for future reference.

HV-7065	July 2010

SUPPLEMENT

DATED JULY 1, 2010 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2010, AS AMENDED AND RESTATED MAY 28, 2010

FOR THE HARTFORD MUTUAL FUNDS (THE “SAI”)

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the “Board”) on June 23, 2010, the Board approved changes to the fee structure for certain funds.  In addition, a new portfolio manager is being added to the management team for Hartford Inflation Plus Fund effective July 1, 2010.  Accordingly, the above referenced SAI is revised as follows:

The Hartford Diversified International Fund

With respect to The Hartford Diversified International Fund, Hartford Investment Financial Services, LLC (“HIFSCO”), the Fund’s investment manager, has agreed to reduce its contractual management fee by 0.10% on the first $1 billion of assets and 0.05% for assets over $1 billion.  Accordingly, as of July 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES”, the fee table corresponding to The Hartford Diversified International Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.9000%
Next $4.5 billion	0.8500%
Next $5 billion	0.8475%
Amount Over $10 billion	0.8450%

In addition, Wellington Management Company, LLP (“Wellington Management”), the Fund’s sub-adviser, has agreed to reduce its sub-advisory fee for all asset levels.  Accordingly, as of July 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — SUB-ADVISORY/INVESTMENT SERVICES FEES”, the fee table corresponding to The Hartford Diversified International Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.4700%
Next $250 million	0.4300%
Next $500 million	0.4100%
Amount Over $1 billion	0.4000%

The Hartford Fundamental Growth Fund

With respect to The Hartford Fundamental Growth Fund, HIFSCO, the Fund’s investment manager, has agreed to reduce its contractual management fee by 0.10% on the first $1 billion of assets and 0.05% for assets over $1 billion.  Accordingly, as of July 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES”, the fee table corresponding to The Hartford Fundamental Growth Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7500%
Next $4.5 billion	0.7000%
Next $5 billion	0.6975%
Amount Over $10 billion	0.6950%

The Hartford Growth Fund and The Hartford Growth Opportunities Fund

With respect to The Hartford Growth Fund and The Hartford Growth Opportunities Fund, HIFSCO, the Funds’ investment manager, has agreed to reduce its contractual management fee for each Fund by 0.10% on the first $100 million of assets.  Accordingly, as of July 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES”, the fee table corresponding to The Hartford Growth Fund and The Hartford Growth Opportunities Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	0.8000%
Next $4.75 billion	0.7000%
Next $5 billion	0.6975%
Amount Over $10 billion	0.6950%

The Hartford International Growth Fund

With respect to The Hartford International Growth Fund, HIFSCO, the Fund’s investment manager, has agreed to reduce its contractual management fee by 0.05% for all asset levels.  Accordingly, as of July 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES”, the fee table corresponding to The Hartford International Growth Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.8500%
Next $500 million	0.8000%
Next $4 billion	0.7500%
Next $5 billion	0.7475%
Amount Over $10 billion	0.7450%

The Hartford International Opportunities Fund

With respect to The Hartford International Opportunities Fund, HIFSCO, the Fund’s investment manager, has agreed to reduce its contractual management fee by 0.10% on the first $1 billion of assets and 0.05% for assets over $1 billion.  Accordingly, as of July 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES”, the fee table corresponding to The Hartford International Opportunities Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7500%
Next $4.5 billion	0.6500%
Next $5 billion	0.6475%
Amount Over $10 billion	0.6450%

The Hartford Value Fund

With respect to The Hartford Value Fund, HIFSCO, the Fund’s investment manager, has agreed to reduce its contractual management fee by 0.10% on the first $1 billion of assets and 0.05% for assets over $1 billion.  Accordingly, as of July 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES”, the fee table corresponding to The Hartford Value Fund is replaced with the following:

AVERAGE DAILY NET ASSETS	ANNUAL RATE *
First $500 million	0.7000%
Next $4.5 billion	0.6000%
Next $5 billion	0.5975%
Amount Over $10 billion	0.5950%

*Effective July 1, 2010, HIFSCO has agreed to waive 0.05% of its management fee until June 30, 2011.

The Hartford Inflation Plus Fund

As of July 1, 2010, Raymond Humphrey, CFA, will serve as an additional portfolio manager of The Hartford Inflation Plus Fund.  Accordingly, the following changes are being made to the SAI:

1.             Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT PORTFOLIO MANAGERS”, the following is added:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in Millions)	POOLED ACCOUNTS	ASSETS MANAGED (in Millions)	OTHER ACCOUNTS	ASSETS MANAGED (in Millions)
Raymond Humphrey*	1	$1,433.0	0	$0	0	$0

*Mr. Humphrey joined John Hendricks as a portfolio manager of The Hartford Inflation Plus Fund in July 2010.  Therefore, the information presented in the table above is current as of May 31, 2010.

2.             Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY HIFSCO OR HARTFORD INVESTMENT MANAGEMENT PORTFOLIO MANAGERS”, the following is added:

PORTFOLIO MANAGER	FUND(S) SUB- ADVISED/MANAGED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Raymond Humphrey*	Inflation Plus Fund	$0

*Information as of May 31, 2010.

Fund Expense Limitations

1.             As of July 1, 2010, HIFSCO has agreed to lower the contractual expense limitations for the Class A, Class B, Class C and Class I shares of each of the following Funds:

The Hartford Diversified International Fund

The Hartford Fundamental Growth Fund

The Hartford Global Research Fund

The Hartford International Growth Fund

The Hartford International Opportunities Fund

The Hartford Value Fund

2.             As of July 1, 2010, HIFSCO has agreed to lower the contractual expense limitations for the Class R3, Class R4 and Class R5 shares of each of the following Funds:

The Hartford Advisers Fund

The Hartford Balanced Allocation Fund

The Hartford Balanced Income Fund

The Hartford Capital Appreciation Fund

The Hartford Capital Appreciation II Fund

The Hartford Checks and Balances Fund

The Hartford Conservative Allocation Fund

The Hartford Disciplined Equity Fund

The Hartford Diversified International Fund

The Hartford Dividend and Growth Fund

The Hartford Equity Growth Allocation Fund

The Hartford Equity Income Fund

The Hartford Floating Rate Fund (Class R5 shares only)

The Hartford Fundamental Growth Fund

The Hartford Global All-Asset Fund

The Hartford Global Growth Fund

The Hartford Global Health Fund

The Hartford Global Real Asset Fund

The Hartford Global Research Fund

The Hartford Growth Fund

The Hartford Growth Allocation Fund

The Hartford Growth Opportunities Fund

The Hartford High Yield Fund (Class R5 shares only)

The Hartford Inflation Plus Fund (Class R4 and R5 shares only)

The Hartford International Growth Fund

The Hartford International Opportunities Fund

The Hartford International Small Company Fund

The Hartford International Value Fund

The Hartford MidCap Fund

The Hartford MidCap Value Fund

The Hartford Money Market Fund (Class R5 shares only)

The Hartford Small Company Fund

The Hartford SmallCap Growth Fund

The Hartford Total Return Bond Fund (Class R4 and R5 shares only)

The Hartford Value Fund

The Hartford Value Opportunities Fund

3.             As of July 1, 2010, HIFSCO has agreed to lower the contractual expense limitations for the Class Y shares of each of the following Funds:

The Hartford Balanced Income Fund

The Hartford Capital Appreciation II Fund

The Hartford Disciplined Equity Fund

The Hartford Diversified International Fund

The Hartford Equity Income Fund

The Hartford Floating Rate Fund

The Hartford Fundamental Growth Fund

The Hartford Global All-Asset Fund

The Hartford Global Growth Fund

The Hartford Global Health Fund

The Hartford Global Real Asset Fund

The Hartford Global Research Fund

The Hartford Growth Fund

The Hartford Growth Opportunities Fund

The Hartford High Yield Fund

The Hartford Income Fund

The Hartford Inflation Plus Fund

The Hartford International Growth Fund

The Hartford International Opportunities Fund

The Hartford International Small Company Fund

The Hartford International Value Fund

The Hartford MidCap Value Fund

The Hartford Money Market Fund

The Hartford Short Duration Fund

The Hartford Small Company Fund

The Hartford SmallCap Growth Fund

The Hartford Small/Mid Cap Equity Fund

The Hartford Strategic Income Fund

The Hartford Total Return Bond Fund

The Hartford Value Fund

The Hartford Value Opportunities Fund

Accordingly, as of July 1, 2010, under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — ADVISORY FEE PAYMENT HISTORY”, the table setting forth the contractual expense limitations for the Funds is deleted and replaced with the following:

FUND NAME	CLASS A	CLASSES B & C	CLASS I	CLASS L	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Advisers Fund	1.18%	N/A	N/A	N/A	1.40%	1.10%	0.80%	N/A
Balanced Income Fund	1.25%	2.00%	1.00%	N/A	1.50%	1.20%	0.90%	0.85%
Capital Appreciation Fund	1.29%	N/A	1.04%	N/A	1.40%	1.10%	0.80%	N/A
Capital Appreciation II Fund	1.60%	2.35%	1.35%	N/A	1.70%	1.40%	1.10%	1.05%
Checks and Balances Fund	1.25%	2.00%	1.00%	N/A	1.40%	1.10%	0.80%	N/A
Disciplined Equity Fund	1.35%	2.10%	N/A	N/A	1.50%	1.20%	0.90%	0.85%
Diversified International Fund	1.45%	2.20%	1.20%	N/A	1.65%	1.35%	1.05%	1.00%
Dividend and Growth Fund	1.25%	N/A	1.00%	N/A	1.35%	1.05%	0.75%	N/A
Equity Income Fund	1.25%	2.00%	1.00%	N/A	1.50%	1.20%	0.90%	0.85%
Floating Rate Fund	1.00%	1.75%	0.75%	N/A	1.25%	1.00%	0.70%	0.70%
Fundamental Growth Fund	1.30%	2.05%	1.05%	N/A	1.50%	1.20%	0.90%	0.85%
Global All-Asset Fund	1.05%	1.80%*	0.80%	N/A	1.30%	1.00%	0.70%	0.65%
Global Enhanced Dividend Fund	1.60%	2.35%*	1.35%	N/A	1.85%	1.60%	1.35%	1.25%
Global Growth Fund	1.48%	2.23%	N/A	N/A	1.60%	1.30%	1.00%	0.95%
Global Health Fund	1.60%	2.35%	1.35%	N/A	1.65%	1.35%	1.05%	1.00%
Global Real Asset Fund	1.05%	1.80%*	0.80%	N/A	1.30%	1.00%	0.70%	0.65%
Global Research Fund	1.45%	2.20%	1.20%	N/A	1.65%	1.35%	1.05%	1.00%
Growth Fund	1.30%	2.05%	1.05%	1.42%	1.50%	1.20%	0.90%	0.85%
Growth Opportunities Fund	1.36%	2.11%	1.11%	1.45%	1.45%	1.15%	0.85%	0.85%
High Yield Fund	1.20%	1.95%	0.95%	N/A	1.45%	1.15%	0.85%	0.80%
High Yield Municipal Bond Fund	1.00%	1.75%	0.75%	N/A	N/A	N/A	N/A	N/A
Income Fund	1.00%	1.75%	N/A	N/A	N/A	N/A	N/A	0.65%
Inflation Plus Fund	0.90%	1.65%	0.65%	0.90%	1.25%	0.95%	0.65%	0.60%
International Growth Fund	1.55%	2.30%	1.30%	N/A	1.60%	1.30%	1.00%	0.95%

International Opportunities Fund	1.30%	2.05%	1.05%	N/A	1.50%	1.20%	0.90%	0.85%
International Small Company Fund	1.60%	2.35%	1.35%	N/A	1.65%	1.35%	1.05%	1.00%
International Value Fund	1.40%	2.15%*	1.15%	N/A	1.60%	1.30%	1.00%	0.95%
MidCap Fund	1.37%	N/A	1.12%	N/A	1.50%	1.20%	0.90%	N/A
MidCap Value Fund	1.35%	2.10%	1.10%	N/A	1.55%	1.25%	0.95%	0.90%
Money Market Fund	0.90%	1.65%	N/A	N/A	1.15%	0.85%	0.60%	0.55%
Select SmallCap Value Fund	1.60%	2.35%	N/A	N/A	N/A	N/A	N/A	1.20%
Short Duration Fund	0.90%	1.65%	0.65%	N/A	N/A	N/A	N/A	0.55%
Small Company Fund	1.40%	2.15%	1.15%	N/A	1.55%	1.25%	0.95%	0.90%
SmallCap Growth Fund	1.40%	2.15%	1.15%	1.25%	1.60%	1.30%	1.00%	0.95%
Small/Mid Cap Equity Fund	1.30%	2.05%	N/A	N/A	N/A	N/A	N/A	0.85%
Strategic Income Fund	1.15%	1.90%	0.90%	N/A	N/A	N/A	N/A	0.65%
Tax-Free National Fund	0.85%	1.60%	0.60%	0.80%	N/A	N/A	N/A	0.60%
Total Return Bond Fund	1.00%	1.75%	0.75%	N/A	1.25%	0.95%	0.65%	0.60%
Value Fund	1.20%	1.95%	0.95%	N/A	1.40%	1.10%	0.80%	0.75%
Value Opportunities Fund	1.35%	2.10%	1.10%	1.40%	1.55%	1.25%	0.95%	0.90%
Equity Growth Allocation Fund	1.60%	2.35%	1.35%	N/A	1.75%	1.45%	1.15%	N/A
Growth Allocation Fund	1.50%	2.25%	1.25%	N/A	1.70%	1.40%	1.10%	N/A
Balanced Allocation Fund	1.40%	2.15%	1.15%	N/A	1.65%	1.35%	1.05%	N/A
Conservative Allocation Fund	1.35%	2.10%	1.10%	N/A	1.60%	1.30%	1.00%	N/A
Target Retirement 2010 Fund	1.00%	N/A	N/A	N/A	1.15%	0.85%	0.80%	0.80%
Target Retirement 2015 Fund	N/A	N/A	N/A	N/A	1.15%	0.85%	0.80%	N/A
Target Retirement 2020 Fund	1.05%	N/A	N/A	N/A	1.20%	0.90%	0.85%	0.85%
Target Retirement 2025 Fund	N/A	N/A	N/A	N/A	1.20%	0.90%	0.85%	N/A
Target Retirement 2030 Fund	1.05%	N/A	N/A	N/A	1.20%	0.90%	0.85%	0.85%
Target Retirement 2035 Fund	N/A	N/A	N/A	N/A	1.20%	0.90%	0.85%	N/A
Target Retirement 2040 Fund	N/A	N/A	N/A	N/A	1.20%	0.90%	0.85%	N/A
Target Retirement 2045 Fund	N/A	N/A	N/A	N/A	1.25%	0.95%	0.90%	N/A
Target Retirement 2050 Fund	N/A	N/A	N/A	N/A	1.25%	0.95%	0.90%	N/A

* Fund does not offer Class B shares.

Investment Management Arrangements

Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — ADVISORY FEE PAYMENT HISTORY” with respect to The Hartford International Opportunities Fund, the information listed for payments from HIFSCO to Wellington Management for 2008 and 2007 is deleted and replaced with the following:

Fund Name	Gross Fees	Fee Waiver 2008	Net Paid
International Opportunities Fund	$1,159,214	$579,607	$579,607

Fund Name	Gross Fees	Fee Waiver 2007	Net Paid
International Opportunities Fund	$1,010,312	$505,156	$505,156

This Supplement should be retained with your SAI for future reference.

July 2010